Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

Issuance of Common Stock

Subsequent to March 31, 2021, the Company sold 19,736 shares of common stock for net proceeds of $1,421,024, and 1,000 shares of common stock for net proceeds of $15,250.

Issuance of Stock Option Awards

Subsequent to March 31, 2021, the Company granted 3,500 stock option awards. The stock options will vest three years from the date of grant.

12. Subsequent Events

Issuance of Common Stock

Subsequent to December 31, 2020, the Company sold 43,018 shares of common stock for gross proceeds of $2,495,058, and 79,400 shares of common stock for gross proceeds of $5,716,800.

Issuance of Stock Option Awards

Subsequent to December 31, 2020, the Company granted 42,500 stock option awards. The stock options will vest three years from the date of grant.

Aviptadil Supply Agreement

On January 4, 2021 NeuroRx and Aerogen Limited (“Aerogen”) signed a supply agreement for the supply of certain products, including the Areogen Solo Nebulizer System and Aerogen Ultra, solely for the purposes of carrying out clinical trials relating to inhalation delivery of RLF-100 (aviptadil) for treatment of pulmonary insufficiency and respiratory distress in COVID-19 patients. Pill Tracker is an agent of NeuroRx per the supply agreement and the first purchase order for products amounted to $54,315.

Merger with Big Rock Acquisition Corp.

On May 24, 2021, the Company completed the merger with Big Rock (see Note 7) with the Company being the surviving entity. Upon the closing, Big Rock changed its name to NRX Pharmaceuticals, Inc. (“NRx Pharmaceuticals or NRXP”).

At the effective time of the Business Combination, or the Effective Time, each share of NeuroRx preferred stock and common stock issued and outstanding immediately prior to the Effective Time converted into the right to receive 3.16 shares of Big Rock common stock plus two contingent value rights. The first contingent value right was the right to receive 1.58 additional shares of NRXP stock if, prior to December 31, 2022, the NeuroRx COVID-19 Drug receives Emergency Use Authorization by the FDA and NRXP submits and the FDA files for review a new drug application for the NeuroRx COVID-19 Drug. The second contingent value right was the right to receive approximately $5 per share of NeuroRx common stock upon the earlier to occur of (a) FDA approval of the NeuroRx COVID-19 Drug and the listing of the NeuroRx COVID-19 Drug in the FDA’s “Orange Book” and (b) FDA approval of the NeuroRx Antidepression Drug Regimen and the listing of the NeuroRx Antidepression Drug Regimen in the FDA’s “Orange Book”, in each case prior to December 31, 2022.